Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2016
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961
Additions	93,211	(48,504)	44,707
Balance June 30, 2016	$2,527,850	$(659,182)	$1,868,668

Deposits for Vessel, Port Terminal and Other Fixed Assets Acquisitions
On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016 for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of June 30, 2016 and December 31, 2015, Navios Logistics had paid $15,516 and $14,770, respectively, for the construction of the new pushboats which are expected to be delivered in the first quarter of 2017.
As of June 30, 2016, and December 31, 2015, Navios Logistics had paid $76,153 and $29,484, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $5,175 and $5,847, as of June 30, 2016 and December 31, 2015, respectively.
Vessel Acquisitions

On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for an acquisition cost of $34,352 and $55,458, respectively, of which $49,910 was paid in cash and $39,900 was financed through a loan. As of March 31, 2016, deposits of $29,695, relating to the acquisition of Navios Sphera and Navios Mars, had been transferred to vessels' cost.
Navios Logistics
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, each at the end of the extended period. As of June 30, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the six months ended June 30, 2016 and 2015 for both vessels were $2,094 and $710, respectively.